Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Net revenues	$ 27,265,664	¥ 185,000,259	¥ 174,469,851
Cost of revenues	23,540,807	159,726,732	146,152,450
Gross profit	3,724,857	25,273,527	28,317,401
Operating expenses:
Sales and marketing expenses (including related party amounts of RMB882,786 and RMB557,426 (US$82,154) for the six months ended June 30, 2025 and 2026, respectively)	11,260,544	76,403,916	27,761,736
General and administrative expenses	11,123,286	75,472,617	10,494,487
Research and development expenses	15,662,791	106,273,600	1,479,909
Impairment loss on long-lived assets	67,282	456,520	2,041,299
Total operating expenses	38,113,903	258,606,653	41,777,431
Loss from operations	(34,389,046)	(233,333,126)	(13,460,030)
Other expense, net:
Other income	196,601	1,333,963	28,027
Other expense	(8,713)	(59,121)	(130,291)
Interest expense (including related party amounts of RMB4,089,072 and RMB3,761,333 (US$554,352) for the six months ended June 30, 2025 and 2026, respectively)	(902,182)	(6,121,392)	(6,471,198)
Government grants	11,292	76,619	148,000
Total other expense, net	(703,002)	(4,769,931)	(6,425,462)
Loss before income tax	(35,092,048)	(238,103,057)	(19,885,492)
Income tax expense	(9,894)	(67,131)
Net loss	(35,101,942)	(238,170,188)	(19,885,492)
Accretion to redemption value of mezzanine equity			(52,405,735)
Less: Net loss attributable to noncontrolling interests	(1,235,737)	(8,384,599)	(960)
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders	(33,866,205)	(229,785,589)	(72,290,267)
Net loss	(35,101,942)	(238,170,188)	(19,885,492)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil income taxes	(342,737)	(2,325,505)	7,106
Total comprehensive loss	(35,444,679)	(240,495,693)	(19,878,386)
Less: comprehensive loss attributable to noncontrolling interests	(1,235,737)	(8,384,599)	(960)
Comprehensive loss attributable to the Pomdoctor Limited’s ordinary shareholders	$ (34,208,942)	¥ (232,111,094)	¥ (72,283,161)
Loss per share
Basic | (per share)	$ (1.46)	¥ (9.91)	¥ (11.46)
Diluted | (per share)	$ (1.46)	¥ (9.91)	¥ (11.46)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	23,182,964	23,182,964	6,310,198
Diluted (in Shares)	23,182,964	23,182,964	6,310,198
Third Parties
Net revenues	$ 27,014,406	¥ 183,295,449	¥ 174,283,295
Related Party
Net revenues	$ 251,258	¥ 1,704,810	¥ 186,556